CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash and Equivalents	$ 1,131,833	$ 1,723,132
Accounts Receivable, Net	23,331	24,955
Deposits	2,895	2,895
Inventory	331,494	62,402
Prepaid Expenses and Other Current Assets	24,072	50,302
Total Current Assets	1,513,625	1,863,686
Property and Equipment - Net	468,216	24,655
Other Assets
Intangible Assets, net	1,115,182
Goodwill	1,530,316
Right of Use Assets - Operating Leases, net	163,416
Long Term Deposits	6,001
Total Other Assets	2,814,915
TOTAL ASSETS	4,796,756	1,888,341
Current Liabilities
Accounts Payable	264,468	13,153
Advances from Clients	63,447	88,843
Accrued and Other Current Liabilities	136,368	49,244
Stock payable	28,690
Right of Use Liabilities, current	147,131
Note payables, current	1,230,186	109,914
Total Current Liabilities	1,870,290	261,154
Right of Use Liabilities	16,286
Total Long Term Liabilities	16,286
TOTAL LIABILITIES	1,886,576	261,154
Shareholders' Equity
Preferred Stock, $0.01 par value, 5,000,000 shares authorized; 0 shares issued and outstanding at June 30, 2021 and December 31, 2020
Common stock, $0.00001 par value; 500,000,000 shares authorized; 79,902,938 and 70,727,938 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	798	707
Additional paid-in capital	11,408,199	9,634,748
Accumulated deficit	(8,498,817)	(8,008,268)
Total Shareholders' Equity	2,910,180	1,627,187
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,796,756	$ 1,888,341